Kunzman & Bollinger, Inc.
ATTORNEYS-AT-LAW
5100 N. BROOKLINE, SUITE 600
OKLAHOMA CITY, OKLAHOMA 73112
Telephone (405) 942-3501
Fax (405) 942-3527
August 29, 2011
ELECTRONIC FILING
Mr. H. Roger Schwall
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Atlas Resources Series 28-2010 L.P. Amendment No. 3 to Registration Statement on Form 10 Filed August 29, 2011 File No. 0-54378
Dear Mr. Schwall:
This letter is submitted on behalf of Atlas Resources Series 28-2010 L.P. (the “Partnership”) in response to your letter dated August 12, 2011 with respect to Amendment No. 2 to the above referenced Registration Statement on Form 10 for the Partnership. Please be advised that the Partnership is simultaneously filing Amendment No. 3 to the Registration Statement solely for the purpose of amending the exhibit list in Item 15. For your convenience, we have first restated your comments in italics and then provided the Partnership’s response.
General
1.	We note your response to prior comment three from our letter dated July 5, 2011, and reissue such comment. Please tell us which chemicals are being injected in connection with hydraulic fracturing operations on your properties.
As stated in our response letter dated July 22, 2011, the chemicals used in connection with the Managing General Partner’s hydraulic fracturing operations on the Partnership’s properties vary from well to well and based on the drilling contractor performing the work. Appendix A to this letter lists those chemicals injected in connection with the wells subject to hydraulic fracturing on the Partnership’s properties to date. To protect the confidential business information contained in Appendix A, the Partnership requests, pursuant to 17 CFR 200.83 (“Rule 83”), that the information contained in Appendix A be treated as confidential and not disclosed to any person pursuant to the Freedom of Information Act or otherwise. All redacted information in Appendix A is indicated by asterisks.
CONFIDENTIAL TREATMENT REQUESTED BY ATLAS RESOURCES SERIES
28-2010, L.P. PURSUANT TO RULE 83—APPENDIX A

Mr. H. Roger Schwall
Securities and Exchange Commission
August 29, 2011

Engineering Comment
2.	You state that in 2010 you prepaid the cost of drilling a number of wells that were not drilled until 2011. Please tell us the cost you prepaid and if the estimated cost of those wells are included in the PV2010 amount you present on page 45. If they are not. please tell us if those costs will be included in the evaluation of those reserves and in the PV10 you report as of December 31, 2011.
The Partnership paid the entire amount of the subscription funds raised as of its final closing on December 31, 2010, $149,724,600, to the Managing General Partner, which included prepayments for capital costs of wells to be drilled in 2011. For wells that had been drilled to total depth as of December 31, 2010 the capital costs to complete those wells were included in the PV10 report as of December 31, 2010 on page 43 of Post-Effective Amendment No. 2 to the Form 10 Registration Statement. The capital costs for any wells that were not drilled to total depth as of December 31, 2010 were not included in the December 31, 2010 PV10 report. In this regard, the Partnership anticipates that all capital costs will have been incurred and all Partnership wells completed as of December 31, 2011, and all capital costs necessary to complete the wells as of December 31, 2011, will be included in the PV10 reported by the Partnership as of December 31, 2011.
Closing Comments
We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing to be certain that the filing includes the information the Securities Exchange Act of 1934 and all applicable Exchange Act rules require. Since the company and its management are in possession of all facts relating to a company’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.
The comment is acknowledged.
In responding to our comments, please provide a written statement from the company acknowledging that:
•	the company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please see Appendix B to this letter.

Mr. H. Roger Schwall
Securities and Exchange Commission
August 29, 2011

Please direct any questions or comments regarding the enclosed to the undersigned or Mr. Wallace W. Kunzman at the captioned number.

Very truly yours,

KUNZMAN & BOLLINGER, INC.

/s/ Gerald A. Bollinger
Gerald A. Bollinger

cc:	Mr. Parker Morrill Mr. Freddie Kotek

APPENDIX A

*
CONFIDENTIAL TREATMENT REQUESTED BY ATLAS RESOURCES SERIES 28-2010, L.P.
PURSUANT TO RULE 83—APPENDIX A

Appendix B
ATLAS RESOURCES, LLC
Westpointe Corporate Center One
1550 Coraopolis Heights Road, Suite 300
Moon Township, PA 15108
Phone: (800) 251-0171
Fax: (412) 262-7430
August 29, 2011
ELECTRONIC FILING
Mr. H. Roger Schwall
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Atlas Resources Series 28-2010 L.P. (the “Partnership”) Amendment No. 2 to Registration Statement on Form 10 Filed July 29, 2011 SEC File No. 0-54378
Dear Mr. Schwall:
This letter is pursuant to your comment letter dated August 12, 2011, for the above-referenced filing. Atlas Resources, LLC (the “Company”) and the managing general partner of the Partnership, acknowledges that:
•	the company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please contact Wallace W. Kunzman, Jr. or Gerald A. Bollinger if you have any questions or comments.

Very truly yours,

ATLAS RESOURCES, LLC

/s/ Jack L. Hollander
Jack L. Hollander, Its Executive Vice President